Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (income)	$ 3,085	$ 225	$ (3,245)
Switzerland
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (income)
Foreign
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (income)	$ 3,085	$ 225	$ (3,245)